Document and Entity Information	Jul. 08, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001514705
Document Type	8-K/A
Document Period End Date	Jul. 08, 2020
Entity Registrant Name	SUNCOKE ENERGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35243
Entity Tax Identification Number	90-0640593
Entity Address, Address Line One	1011 Warrenville Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Lisle
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60532
City Area Code	(630)
Local Phone Number	824-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SXC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends and restates the Current Report on Form 8-K (the “Original Filing”) filed by SunCoke Energy, Inc. (the “Company”) with the Securities and Exchange Commission on July 13, 2020, in order to clarify disclosure relating to the volume of coke to be purchased from the Company’s Middletown Coke Company LLC subsidiary during the 2020 contract year. Other than as set forth in this Explanatory Note, this Amendment does not modify or update any other information contained in the Original Filing.